Mineral Stream Interests - Additional Information (Detail) $ in Thousands, MillionTonnesPerAnnum in Millions					12 Months Ended
		Dec. 21, 2023 USD ($)	Nov. 21, 2023 USD ($) MillionTonnesPerAnnum	Apr. 19, 2023 USD ($)	Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)	Dec. 19, 2024 USD ($)	Dec. 05, 2024 USD ($)	Dec. 02, 2024 USD ($)	Oct. 23, 2024 USD ($)	Oct. 21, 2024 USD ($)	May 31, 2024 USD ($)	Feb. 27, 2024 USD ($)	Nov. 22, 2023 USD ($)	Oct. 24, 2023 USD ($)	Jun. 14, 2023 USD ($)	May 16, 2023 USD ($)	Aug. 08, 2012 USD ($)
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid					$ 46,352	[1]													$ 455,000
Net proceeds on disposal of mineral stream interests					0		$ 46,400
Upfront cash consideration to be paid	[1],[2]				322,000
Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid					255,000
Salobo [member]
Disclosure Of Mineral Stream Interests [line items]
Amount paid for expansion			$ 370,000
Salobo [member] | Weighted average [member]
Disclosure Of Mineral Stream Interests [line items]
Historical capacity of mine | MillionTonnesPerAnnum			32
Curraghinalt [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid					55,000
Platreef and KZK [Member]
Disclosure Of Mineral Stream Interests [line items]
Cash Payment on Agreement														$ 450,000
Additional Contingency Payment for Agreement														$ 5,000
Kurmuk [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid					131,000
Silver interests [member] | Mineral Park [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid																$ 115,000
Silver interests [member] | Mineral Park [Member] | Instalment one [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid					25,000
Silver interests [member] | Mineral Park [Member] | Instalment two [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid					25,000
Silver interests [member] | Mineral Park [Member] | Installment three [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid					$ 25,000
Silver interests [member] | Mineral Park [Member] | Final Installment [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid																$ 40,000
Gold Interests [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of mineral interest sold				33.00%
Net proceeds on disposal of mineral stream interests				$ 46,000
Gain Loss On Disposal Of Mineral Interests				$ 5,000
Gold Interests [member] | Curraghinalt [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid		$ 20,000
Additional consideration to be paid during construction		$ 55,000
Gold [member] | Blackwater [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid																	$ 40,000
Gold [member] | Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage Ownership Of The Mine																		100.00%
Upfront Consideration Committed to Pay For the PMPA																		$ 300,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction																		48,000
Up front Cash Consideration Paid For Advance Pre Construction In Installments													$ 1,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One A [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid																		12,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One B [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid															$ 10,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One C [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid													$ 9,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One D [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid										$ 6,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One F [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration available for committed acquisition of surface rights																		11,000
Upfront cash consideration paid for committed acquisition of surface rights																		$ 7,000
Gold [member] | Koné Gold PMPA
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid											$ 0
Percentage Ownership Of The Mine											90.00%
Upfront cash consideration to be paid											$ 625,000
Gold [member] | Amended Fenix PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid												$ 0
Upfront cash consideration to be paid												$ 100,000
Gold [member] | Kurmuk [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid								$ 44,000
Upfront cash consideration to be paid									$ 175,000

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.